Schedule Of Other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Opening balance	$ 984	$ 798
Interest accretion	490	186
Debt extinguishment	(1,474)
Recognition of new debt	370
Interest accretion on new debt	9
Ending balance	379	984
Less: current portion of the provision (included in Trade and other payables)	(36)	(661)
Ending balance of long-term portion	$ 343	$ 323